Computer Software - Schedule of Changes in Computer Software (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	$ 1,458
Balance at end of year	908	$ 1,458
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Acquisitions	96	52
Disposals of businesses	(12,629)
Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization	(400)	(357)
Computer software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	6,710	6,331
Acquisitions	25	18
Removed from service	(141)	(426)
Disposals of businesses	(3,096)
Translation and other, net	(26)	39
Balance at end of year	4,183	6,710
Computer software [member] | Gross carrying amount [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [Line Items]
Additions	674	694
Computer software [member] | Gross carrying amount [member] | Not internally generated [member]
Disclosure of detailed information about intangible assets [Line Items]
Additions	37	54
Computer software [member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	(5,252)	(4,937)
Removed from service	141	426
Disposals of businesses	2,246
Translation and other, net	20	(42)
Balance at end of year	(3,275)	(5,252)
Computer software [member] | Accumulated Amortization [Member] | Continuing Operations [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization	(400)	(357)
Computer software [member] | Accumulated Amortization [Member] | Discontinued operations [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization	$ (30)	$ (342)